Decommissioning and other provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 4,469	$ 4,041
Non-current beginning balance	21,227	22,531
Decommissioning and other provision beginning balance	25,696	26,572
Additions	4,883	3,122
Amounts charged against provisions	(2,793)	(2,488)
Accretion	1,024	967
Disposals and liabilities classified as held for sale	(1,331)	(3,105)
Remeasurements and other movements	(938)	1,015
Currency translation differences	754	(387)
Change in decommissioning and other provisions	1,599	(876)
Current ending balance	5,884	4,469
Non-current ending balance	21,411	21,227
Decommissioning and other provision ending balance	27,295	25,696
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,356	1,296
Non-current beginning balance	17,128	18,157
Decommissioning and other provision beginning balance	18,484	19,453
Additions	873	629
Amounts charged against provisions	(968)	(1,034)
Accretion	894	830
Disposals and liabilities classified as held for sale	(1,283)	(3,115)
Remeasurements and other movements	278	1,994
Currency translation differences	523	(273)
Change in decommissioning and other provisions	317	(969)
Current ending balance	1,475	1,356
Non-current ending balance	17,326	17,128
Decommissioning and other provision ending balance	18,801	18,484
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	457	508
Non-current beginning balance	1,364	1,548
Decommissioning and other provision beginning balance	1,821	2,056
Additions	1,836	261
Amounts charged against provisions	(480)	(409)
Accretion	59	76
Disposals and liabilities classified as held for sale	(17)	0
Remeasurements and other movements	(59)	(161)
Currency translation differences	3	(2)
Change in decommissioning and other provisions	1,342	(235)
Current ending balance	1,912	457
Non-current ending balance	1,251	1,364
Decommissioning and other provision ending balance	3,163	1,821
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Current beginning balance	238	224
Non-current beginning balance	824	880
Decommissioning and other provision beginning balance	1,062	1,104
Additions	121	184
Amounts charged against provisions	(238)	(227)
Accretion	43	35
Disposals and liabilities classified as held for sale	(2)	0
Remeasurements and other movements	(26)	(33)
Currency translation differences	5	(1)
Change in decommissioning and other provisions	(97)	(42)
Current ending balance	279	238
Non-current ending balance	686	824
Decommissioning and other provision ending balance	965	1,062
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	267	318
Non-current beginning balance	616	638
Decommissioning and other provision beginning balance	883	956
Additions	133	125
Amounts charged against provisions	(137)	(148)
Accretion	18	14
Disposals and liabilities classified as held for sale	(27)	(3)
Remeasurements and other movements	(30)	(39)
Currency translation differences	36	(22)
Change in decommissioning and other provisions	(7)	(73)
Current ending balance	274	267
Non-current ending balance	602	616
Decommissioning and other provision ending balance	876	883
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	932	367
Non-current beginning balance	189	123
Decommissioning and other provision beginning balance	1,121	490
Additions	756	1,258
Amounts charged against provisions	(799)	(354)
Accretion	4	3
Disposals and liabilities classified as held for sale	(1)	2
Remeasurements and other movements	(332)	(241)
Currency translation differences	72	(37)
Change in decommissioning and other provisions	(300)	631
Current ending balance	643	932
Non-current ending balance	178	189
Decommissioning and other provision ending balance	821	1,121
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,219	1,328
Non-current beginning balance	1,106	1,185
Decommissioning and other provision beginning balance	2,325	2,513
Additions	1,164	665
Amounts charged against provisions	(171)	(316)
Accretion	6	9
Disposals and liabilities classified as held for sale	(1)	11
Remeasurements and other movements	(769)	(505)
Currency translation differences	115	(52)
Change in decommissioning and other provisions	344	(188)
Current ending balance	1,301	1,219
Non-current ending balance	1,368	1,106
Decommissioning and other provision ending balance	$ 2,669	$ 2,325